Note 7 - Paycheck Protection Program (Details Textual) - Paycheck Protection Program CARES Act [Member]	Apr. 24, 2020 USD ($)
Proceeds from Notes Payable, Total	$ 334,500
Debt Instrument, Periodic Payment, Total	$ 19,000